Annual Total Returns - FundsManager 50% Portfolio [BarChart] - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-12 - FundsManager 50% Portfolio - VIP FundsManager 50% Portfolio-Service VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	10.24%
Annual Return 2013	14.79%
Annual Return 2014	5.18%
Annual Return 2015	0.06%
Annual Return 2016	4.31%
Annual Return 2017	14.45%
Annual Return 2018	(5.28%)
Annual Return 2019	17.89%
Annual Return 2020	14.06%
Annual Return 2021	10.01%